Long-term Debt - Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Carrying amount	€ 1,021,900		€ 710,100
Eurobonds [Member]
Debt Instrument [Line Items]
Carrying amount	1,021,930		710,095
Eurobonds [Member] | Amortized Costs Amount [Member]
Debt Instrument [Line Items]
Carrying amount	981,291		600,000
Eurobonds [Member] | Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	€ 40,639	[1]	€ 110,095	[1]

[1]	The fair value of the interest rate swaps excludes accrued interest.